Payden Strategic Income Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (10%
)
450,000 American Credit Acceptance Receivables Trust
2024-1 144A, 7.98%, 11/12/31 (a) $ 466
207,900 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 203
650,000 Basswood Park CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.030%), 4.70%, 4/20/34 (a)(b) 651
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 3.32%, 10/15/31
EUR (a)(b)(c) 830
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.814%), 6.49%,
8/19/38 (a)(b) 605
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 493
550,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 540
562,348 Driven Brands Funding LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 555
548,625 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 548
107,473 Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
4.95%, 4/15/31 (a)(b) 108
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
5.84%, 5/16/38 (a)(b) 1,049
1,000,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.020%), 0.00%, 4/16/34 (a)(b)(d) 1,000
934,429 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 4.91%, 4/16/34 (a)(b) 934
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes , 0.00%, 2/15/29 (d) 129
400,000 Juniper Valley Park CLO Ltd. 2023-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.600%), 5.27%, 7/20/36 (a)(b) 401
750,000 LCM Ltd. 39A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.340%), 5.01%,
10/15/34 (a)(b) 752
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 2.98%, 7/15/34
EUR (a)(b)(c) 296
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 3.05%, 4/15/34 EUR (a)(b)(c) 593
247,604 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (a) 194
45,628 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 46
700,000 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.530%), 5.20%, 4/16/37 (a)(b) 701
385,400 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 371
336,106 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 341
169,519 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 172
397,626 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 402
Principal
or Shares Security Description
Value
(000)
507,096 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (a)(e) $ 511
758,267 RCKT Mortgage Trust 2025-CES9 144A,
4.80%, 9/25/55 (a) 759
586,707 RCKT Mortgage Trust 2025-CES11 144A,
4.97%, 11/25/55 (a) 589
450,000 RCKT Mortgage Trust 2026-CES1 144A,
4.83%, 1/25/56 (a) 454
132,875 Rockford Tower CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.422%), 5.09%, 10/20/31 (a)(b) 133
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (d) 565
495,625 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A, 5.70%, 5/20/54 (a) 506
550,000 Taco Bell Funding LLC 2025-1A 144A, 4.82%,
8/25/55 (a) 548
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 311
237,830 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 2.94%, 4/15/33 EUR (a)
(b)(c) 282
630,300 Zaxbys Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 602
Total Asset Backed (Cost - $18,398)
17,640
Bank Loan(f) (1%
)
6,617 Altice France SA Term Loan B14 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.875%), 10.55%, 5/31/31  7
246,876 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 6.17%, 8/20/31  247
496,239 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 7.67%, 4/01/30  500
299,250 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.92%, 10/09/30  302
315,876 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.000%), 6.68%, 8/05/32  318
426,577 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.92%, 7/21/28  428
343,046 Pegasus Bidco Bv Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.60%, 7/12/29  344
150,188 Standard Industries Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 5.42%, 9/22/28  151
543,125 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 7.67%, 11/29/30  533
Total Bank Loan (Cost - $2,816)
2,830
Corporate Bond (36%
)
Financial  (14%)
450,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(g) 448
450,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (b) 477
560,000 American Tower Corp. , 3.95%, 3/15/29  557

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) $ 640
400,000 Ares Strategic Income Fund 144A, 5.45%,
9/09/28 (a) 403
240,000 Asurion LLC and Asurion Co-Issuer Inc. 144A,
8.00%, 12/31/32 (a)(c) 251
500,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (b) 500
600,000 Avolon Holdings Funding Ltd. 144A, 4.70%,
1/30/31 (a) 597
425,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (b) 440
350,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(b)(g) 378
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 394
700,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (b) 750
450,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (b) 452
300,000 BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico 144A, 5.25%,
9/10/29 (a) 308
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  619
400,000 Blue Owl Capital Corp. , 5.95%, 3/15/29  404
275,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (b) 309
200,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.036%), 6.18%,
1/30/36 (b) 207
900,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.508%), 5.40%,
1/30/37 (b) 899
600,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (b)(g) 611
900,000 Corebridge Financial Inc. , 3.90%, 4/05/32  858
300,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 312
600,000 Equinix Europe 2 Financing Corp. LLC , 4.60%,
11/15/30  603
600,000 Extra Space Storage LP , 5.90%, 1/15/31  635
400,000 FIBRA Prologis 144A, 5.63%, 1/14/38 (a) 395
275,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (a) 291
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  526
700,000 goeasy Ltd. 144A, 9.25%, 12/01/28 (a) 720
500,000 goeasy Ltd. 144A, 6.88%, 5/15/30 (a) 476
500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.210%), 5.05%,
7/23/30 (b) 512
200,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.580%), 5.22%,
4/23/31 (b) 206
Principal
or Shares Security Description
Value
(000)
850,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.07%,
1/21/37 (b) $ 847
300,000 Goldman Sachs Private Credit Corp. 144A,
5.38%, 1/31/29 (a)(c) 300
250,000 HPS Corporate Lending Fund 144A, 5.30%,
6/05/27 (a) 251
550,000 HPS Corporate Lending Fund 144A, 4.90%,
9/11/28 (a) 547
600,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 6.14%, 11/18/39 (b) 628
600,000 Jane Street Group/JSG Finance Inc. 144A,
6.13%, 11/01/32 (a)(c) 611
500,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) 508
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 685
300,000 Main Street Capital Corp. , 6.95%, 3/01/29  314
275,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.108%), 5.23%, 1/15/31 (b) 283
900,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.184%), 5.07%, 1/30/37 (b) 897
200,000 PennyMac Financial Services Inc. 144A, 6.88%,
5/15/32 (a) 205
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  448
275,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (b) 282
800,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 818
500,000 Starwood Property Trust Inc. 144A, 5.25%,
10/15/28 (a) 503
280,000 Synchrony Financial , 7.25%, 2/02/33  297
750,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.880%), 4.08%, 9/15/29 (b) 749
600,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 5.15%, 4/23/31 (b) 618
650,000 Western-Southern Global Funding 144A,
4.70%, 12/10/32 (a) 644
25,613
Industrial  (10%)
550,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (a) 582
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 465
200,000 Azul Secured Finance LLP 144A, 9.88%,
2/15/31 (a) 202
425,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a)(c) 405
400,000 Braskem Netherlands Finance BV 144A, 4.50%,
1/31/30 (a) 173
550,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a)(c) 573
350,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  356
225,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520%), 7.20% (a)(b)(g) 236
450,000 Centene Corp. , 4.25%, 12/15/27  448
250,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 261
600,000 Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a) 616
550,000 Cloud Software Group Inc. 144A, 6.63%,
8/15/33 (a) 528

Principal
or Shares Security Description
Value
(000)
500,000 Clydesdale Acquisition Holdings Inc. 144A,
6.75%, 4/15/32 (a) $ 504
700,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)(c) 681
350,000 Crown Americas LLC 144A, 5.88%, 6/01/33 (a) 358
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 237
500,000 Flowers Foods Inc. , 5.75%, 3/15/35  498
300,000 Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a) 304
550,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  558
500,000 Foundry JV Holdco LLC 144A, 5.90%,
1/25/30 (a) 524
550,000 General Motors Co. , 5.60%, 10/15/32  575
550,000 General Motors Financial Co. Inc. , 4.60%,
1/08/31  550
300,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 298
260,000 HCA Inc. , 3.50%, 9/01/30  250
700,000 Hewlett Packard Enterprise Co. , 4.40%,
10/15/30  697
325,000 Hewlett Packard Enterprise Co. , 5.00%,
10/15/34  320
650,000 Hyundai Capital America 144A, 6.50%,
1/16/29 (a) 690
450,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) 464
500,000 JH North America Holdings Inc. 144A, 5.88%,
1/31/31 (a) 509
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(g) 179
350,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 357
475,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 475
250,000 Marcobre SAC 144A, 5.75%, 1/22/36 (a) 249
350,000 Micron Technology Inc. , 5.30%, 1/15/31  364
300,000 NTT Finance Corp. 144A, 4.57%, 7/16/27 (a) 303
250,000 OCP SA 144A, 6.10%, 4/30/30 (a) 260
250,000 PetSmart LLC/PetSmart Finance Corp. 144A,
7.50%, 9/15/32 (a)(c) 256
300,000 Quikrete Holdings Inc. 144A, 6.75%,
3/01/33 (a)(c) 312
400,000 Regal Rexnord Corp. , 6.40%, 4/15/33  428
500,000 Solstice Advanced Materials Inc. 144A, 5.63%,
9/30/33 (a) 503
450,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (a)(c) 450
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 781
700,000 Synopsys Inc. , 4.85%, 4/01/30  715
18,494
Utility  (12%)
700,000 Abu Dhabi National Energy Co. PJSC 144A,
4.38%, 10/09/31 (a) 698
588,829 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 606
550,000 Algonquin Power & Utilities Corp. , 5.37%,
6/15/26  552
300,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
10/15/33 (a) 303
550,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
7/01/34 (a) 556
500,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (a) 500
Principal
or Shares Security Description
Value
(000)
300,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 6.63%, 7/15/33 (a) $ 311
300,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (a) 304
300,000 BKV Upstream Midstream LLC 144A, 7.50%,
10/15/30 (a) 304
350,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153%), 6.45% (b)(g)(h) 372
700,000 Cenovus Energy Inc. , 4.65%, 3/20/31  699
370,000 CNX Resources Corp. 144A, 7.25%, 3/01/32 (a) 387
400,000 Comision Federal de Electricidad 144A, 6.05%,
1/28/34 (a) 400
500,000 CVR Energy Inc. , 7.88%, 2/15/34 (a) 497
400,000 Dhafrah Pv2 Energy Co. LLC 144A, 5.79%,
6/30/53 (a)(h) 406
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 872
600,000 Enerflex Inc. 144A, 6.88%, 1/15/31 (a) 621
200,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a) 200
400,000 Energy Transfer LP , 5.75%, 2/15/33  420
600,000 Energy Transfer LP , 6.55%, 12/01/33  657
750,000 Expand Energy Corp. , 5.70%, 1/15/35  776
198,101 FIEMEX Energia-Banco Actinver SA Institucion
de Banca Multiple 144A, 7.25%, 1/31/41 (a) 206
450,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (a) 468
680,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (a) 662
300,000 Murphy Oil Corp. , 6.50%, 2/15/34  299
800,000 NRG Energy Inc. 144A, 6.25%, 11/01/34 (a)(c) 822
350,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (a)(c) 258
450,000 Occidental Petroleum Corp. , 5.55%,
10/01/34 (h) 461
332,500 OHI Group SA 144A, 13.00%, 7/22/29 (a) 339
300,000 ONEOK Inc. , 5.80%, 11/01/30  316
650,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (a) 687
550,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  593
450,000 Petrobras Global Finance BV , 6.25%, 1/10/36  443
450,000 Petroleos Mexicanos , 6.70%, 2/16/32  450
500,000 Repsol E&P Capital Markets U.S. LLC 144A,
5.20%, 9/16/30 (a) 508
300,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a) 325
600,000 Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a) 572
550,000 South Bow USA Infrastructure Holdings LLC ,
5.58%, 10/01/34  555
250,000 Sunoco LP 144A, 6.25%, 7/01/33 (a) 257
263,990 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (a) 258
400,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 6.25%, 10/01/33 (a) 405
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 459
100,000 Western Midstream Operating LP , 6.35%,
1/15/29  105
700,000 Western Midstream Operating LP , 4.80%,
3/01/31  700
250,000 Western Midstream Operating LP , 6.15%,
4/01/33  264
400,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) 414

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
800,000 Williams Cos. Inc. , 5.65%, 3/15/33  $ 837
22,104
Total Corporate Bond (Cost - $65,386)
66,211
Foreign Government (3%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 138
350,000 Chile Government International Bond , 3.88%,
4/14/36 EUR (c) 415
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 589
350,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 367
590,000 Guatemala Government Bond , 4.50%,
5/03/26 (i) 591
350,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (a) 373
300,000 Ivory Coast Government International Bond
144A, 7.63%, 1/30/33 (a) 320
500,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 362
172,000 Paraguay Government International Bond 144A,
4.70%, 3/27/27 (a) 174
450,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 472
700,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.20%, 7/02/34 (a) 713
300,000 Peruvian Government International Bond ,
5.38%, 2/08/35  306
250,000 Republic of South Africa Government
International Bond Series 10Y, 4.85%, 9/30/29  249
250,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  258
300,000 Republic of South Africa Government
International Bond 144A, 6.13%, 12/11/37 (a) 292
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 535
300,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (a) 310
Total Foreign Government (Cost - $6,479)
6,464
Mortgage Backed (18%
)
800,000 AREIT 2025-CRE11 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.550%),
5.23%, 7/25/43 (a)(b) 803
450,000 BDS LLC 2024-FL13 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.576%), 5.25%,
9/19/39 (a)(b) 452
674,195 Bravo Residential Funding Trust 2025-NQM10
144A, 4.87%, 9/25/65 (a)(e) 676
470,487 Bravo Residential Funding Trust 2025-NQM9
144A, 5.04%, 9/25/65 (a) 473
310,274 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (a) 313
350,000 BRAVO Residential Funding Trust 2026-NQM1
144A, 4.83%, 12/25/65 (a)(e) 351
400,000 BSPRT Issuer LLC 2025-FL12 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.386%), 5.06%, 1/17/43 (a)(b) 401
300,000 BSPRT Issuer LLC 2025-FL12 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.648%), 5.32%, 1/17/43 (a)(b) 301
Principal
or Shares Security Description
Value
(000)
742,428 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.140%), 6.82%, 2/15/39 (a)(b) $ 745
525,000 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.690%), 6.37%, 3/15/41 (a)(b) 527
700,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 5.32%,
2/15/41 (a)(b) 701
300,000 BXMT Ltd. 2026-FL6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.15%, 8/19/43 (a)(b) 300
569,000 Colt Mortgage Loan Trust 2025-1 144A, 5.70%,
1/25/70 (a) 576
243,878 COLT Mortgage Loan Trust 2025-10 144A,
5.09%, 10/25/70 (a)(e) 245
550,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 5.65%,
3/25/44 (a)(b) 556
229,306 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (a)(e) 232
204,199 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(e) 206
400,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 412
200,000 Extended Stay America Trust 2025-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.850%), 5.53%, 10/15/42 (a)(b) 202
700,000 Extended Stay America Trust 2026-ESH2 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.200%), 4.87%, 2/15/43 (a)(b) 702
493,527 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.06%,
9/25/28 (b) 501
763,301 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 15.56%,
10/25/28 (b) 781
491,309 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.06%,
1/25/29 (b) 511
951,836 FN CB3622 30YR , 4.00%, 5/01/52  915
405,459 FN CB4120 30YR , 4.00%, 7/01/52  390
953,188 FN CB4127 30YR , 4.50%, 7/01/52  938
1,703,539 FN CB4211 30YR , 4.50%, 7/01/52  1,678
926,031 FN CB4794 30YR , 4.50%, 10/01/52  911
526,603 FN CB8021 30YR , 6.50%, 2/01/54  553
2,257,382 FN MA4785 30YR , 5.00%, 10/01/52  2,268
168,364 FN MA4876 30YR , 6.00%, 12/01/52  174
1,409,868 FN MA5040 30YR , 6.00%, 6/01/53  1,453
583,561 FR RA7778 30YR , 4.50%, 8/01/52  574
626,962 FR RA7790 30YR , 5.00%, 8/01/52  632
500,880 FR RA7936 30YR , 5.00%, 9/01/52  507
822,429 FR RA8249 30YR , 5.50%, 11/01/52  839
1,137,951 FR RA8415 30YR , 5.50%, 1/01/53  1,160
300,000 Freddie Mac STACR Trust 2019-FTR3 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 4.914%), 8.79%, 9/25/47 (a)(b) 329
500,000 FS Rialto Issuer LLC 2026-FL11 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.450%), 0.00%, 1/19/44 (a)(b)(d) 501

Principal
or Shares Security Description
Value
(000)
550,000 Greystone CRE Notes HC-4 LLC 2025-HC4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.784%), 5.46%, 10/15/42 (a)(b) $ 550
186,553 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 3.96%,
8/17/33 EUR (a)(b)(c) 221
785,485 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 4.76%, 8/17/33
EUR (b)(c)(i) 931
22,847 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(e) 22
148,113 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(e) 144
750,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (a)(e) 745
320,450 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 322
321,246 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 324
269,487 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 271
240,270 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 242
172,398 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(e) 174
262,310 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 265
180,013 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (a)(e) 182
409,102 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (a)(e) 414
275,704 OBX Trust 2025-NQM16 144A, 5.06%,
8/25/65 (a) 276
231,294 OBX Trust 2025-NQM18 144A, 5.06%,
9/25/65 (a)(e) 233
298,418 OBX Trust 2026-NQM1 144A, 4.85%,
11/25/65 (a)(e) 300
300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.31%, 2/25/47 (a)(b) 367
400,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.340%), 7.02%, 2/15/42 (a)(b) 399
550,000 TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.13%, 6/18/43 (a)(b) 551
268,205 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (a)(e) 271
284,902 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(e) 288
612,110 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(e) 620
200,000 Verus Securitization Trust 2026-1 144A, 4.86%,
1/25/71 (a)(e) 201
550,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.692%), 6.37%, 10/15/42 (a)
(b) 555
Total Mortgage Backed (Cost - $33,241)
33,657
Municipal (2%
)
295,000 California Earthquake Authority A, 5.60%,
7/01/27  299
Principal
or Shares Security Description
Value
(000)
245,111 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(j) $ –
900,000 County of Alameda CA B, 3.95%, 8/01/33  880
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  212
330,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 289
340,000 Idaho Housing & Finance Association A, 6.00%,
1/01/65 (k) 355
400,000 Pennsylvania Economic Development Financing
Authority B, 6.53%, 6/15/39  435
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  592
Total Municipal (Cost - $3,401)
3,062
U.S. Government Agency (1%
)
950,000 Tennessee Valley Authority, 5.25%, 9/15/39
(Cost - $1,029) 1,002
U.S. Treasury (27%
)
4,830,000 U.S. Treasury Bill , 3.72%, 5/28/26 (d) 4,775
4,050,000 U.S. Treasury Bill , 3.57%, 7/16/26 (d) 3,985
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51 (l)(m) 1,108
1,900,000 U.S. Treasury Bond , 4.75%, 5/15/55  1,858
1,550,000 U.S. Treasury Bond , 4.75%, 8/15/55  1,516
3,777,522 U.S. Treasury Inflation Indexed Notes , 1.63%,
4/15/30  3,836
2,988,216 U.S. Treasury Inflation Indexed Notes , 1.38%,
7/15/33  2,940
490,000 U.S. Treasury Note , 3.50%, 1/31/28 (l)(m) 490
320,000 U.S. Treasury Note , 3.88%, 8/31/32  318
3,000,000 U.S. Treasury Note , 3.75%, 10/31/32  2,954
1,770,000 U.S. Treasury Note , 3.88%, 12/31/32  1,754
1,810,000 U.S. Treasury Note , 3.88%, 8/15/34  1,773
2,050,000 U.S. Treasury Note , 4.25%, 11/15/34  2,060
7,720,000 U.S. Treasury Note , 4.25%, 5/15/35  7,738
8,730,000 U.S. Treasury Note , 4.25%, 8/15/35  8,739
3,000,000 U.S. Treasury Note , 4.00%, 11/15/35  2,939
Total U.S. Treasury (Cost - $49,812)
48,783
Stock (1%)
Preferred Stock (1%
)
40,000 Morgan Stanley,  6.50% (g)
(Cost - $1,000)
1,018
Total Stock (Cost - $1,000) 1,018
Investment Company (3%
)
3,055,675 Payden Cash Reserves Money Market Fund* 3,056
101,806 Payden Emerging Market Corporate Bond Fund,
SI Class* 903
197,095 Payden Emerging Markets Local Bond Fund, SI
Class* 1,965
Total Investment Company (Cost - $5,775)
5,924
Total Investments (Cost - $187,337) (102%)
186,591
Liabilities in excess of Other Assets (-2%)
(3,327)
Net Assets (100%) $ 183,264
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.

Payden Mutual Funds
Payden Strategic Income Fund
continued
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $719 and the total market value of the collateral held by the Fund is $1,049. Amounts in 000s.
(i) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 1,690
USD  1,961 Morgan Stanley 03/18/2026 $ 47
GBP 850
USD  1,112 Morgan Stanley 03/18/2026 52
99
Liabilities:
USD 1,722 CAD  2,364 Morgan Stanley 03/18/2026 (17)
USD 6,227 EUR  5,247 Morgan Stanley 03/18/2026 (8)
USD 1,180 GBP  868 Morgan Stanley 03/18/2026 (8)
(33)
Net Unrealized Appreciation (Depreciation)
$66
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 229 Mar-26 $ 47,745 $ (56) $ (56)
Short Contracts:
U.S. Treasury 5-Year Note Future 206 Mar-26 (22,440) 170 170
Total Futures
$114
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE)
Annually, Pay Fixed 3.282% Annually 02/27/2035 USD 3,200 $155 $– $155
10-Year SOFR Swap, Receive Variable 4.040% (SOFRRATE)
Annually, Pay Fixed 2.738% Annually 08/30/2034 USD 2,600 212 – 212
10-Year SOFR Swap, Receive Variable 4.144% (SOFRRATE)
Annually, Pay Fixed 2.936% Annually 06/28/2034 USD 2,630 176 – 176
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay
Variable 4.040% (SOFRRATE) Annually 08/30/2026 USD 11,900 (128) – (128)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay
Variable 4.144% (SOFRRATE) Annually 06/29/2026 USD 11,766 (134) – (134)
2-Year SOFR Swap, Receive Fixed 3.333% Annually, Pay
Variable 4.660% (SOFRRATE) Annually 02/27/2027 USD 13,500 (126) – (126)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year Interest Rate Swap, Receive Fixed 4.647% Quarterly,
Pay Variable 4.409% (BBSW6M)  Semi Annually 12/17/2031 AUD 15,890 (28) – (28)
5-Year Interest Rate Swap, Receive Variable 3.689%
(SOFRRATE) Annually, Pay Fixed 3.529% Annually 12/18/2031 USD 10,230 35 – 35
$162 $– $162